WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 76.6%
COMMUNICATION SERVICES - 11.7%
Diversified Telecommunication Services - 3.3%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	510,000		$574,563	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	540,000		562,329	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	740,000		761,275	(a)
Frontier Communications Corp., Senior Secured Notes	5.000%	5/1/28	330,000		336,684	(a)
Level 3 Financing Inc., Senior Notes	3.625%	1/15/29	1,160,000		1,125,925	(a)
Lumen Technologies Inc., Senior Notes	4.500%	1/15/29	620,000		605,849	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	390,000		422,994	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	750,000		798,039	(a)

Total Diversified Telecommunication Services					5,187,658

Entertainment - 0.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	190,000		230,055

Interactive Media & Services - 0.7%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	180,000		189,191	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	500,000		481,825	(a)
Twitter Inc., Senior Notes	3.875%	12/15/27	500,000		524,870	(a)

Total Interactive Media & Services					1,195,886

Media - 5.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	790,000		836,334	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	900,000		918,409	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	170,000		170,590	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	2,670,000		2,706,712	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	280,000		293,240
DISH DBS Corp., Senior Notes	7.750%	7/1/26	590,000		651,950
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	1,150,000		1,152,760	(a)
Summer BC Holdco B SARL, Senior Secured Notes	5.750%	10/31/26	330,000	EUR	408,566	(a)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report	1

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	450,000		$495,000	(a)
Virgin Media Vendor Financing Notes IV DAC, Senior Notes	5.000%	7/15/28	1,000,000		1,018,500	(a)

Total Media					8,652,061

Wireless Telecommunication Services - 2.2%
Crystal Almond SARL, Senior Secured Notes	4.250%	10/15/24	178,000	EUR	213,590	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	570,000		630,919	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,200,000		1,515,414
Sprint Corp., Senior Notes	7.875%	9/15/23	280,000		320,390
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	450,000		437,530
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	340,000		329,035

Total Wireless Telecommunication Services					3,446,878

TOTAL COMMUNICATION SERVICES					18,712,538

CONSUMER DISCRETIONARY - 18.7%
Auto Components - 1.6%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	410,000		424,280	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	40,000		42,665	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	750,000		779,063
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,290,000		1,365,788	(a)

Total Auto Components					2,611,796

Automobiles - 3.0%
Ford Motor Credit Co. LLC, Senior Notes	3.087%	1/9/23	670,000		682,130
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	370,000		400,063
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	770,000		784,052
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	400,000		405,250
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,800,000		1,731,600
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	800,000		794,592

Total Automobiles					4,797,687

Diversified Consumer Services - 0.6%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	320,000		337,139	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	420,000		454,986	(a)
WW International Inc., Senior Notes	8.625%	12/1/25	190,000		198,042	(a)

Total Diversified Consumer Services					990,167

Hotels, Restaurants & Leisure - 10.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	650,000		691,646	(a)

See Notes to Schedule of Investments.

2	Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	460,000		$448,213	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	240,000		258,132	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	540,000		554,850	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	290,000		309,662	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	200,000		215,629	(a)
International Game Technology PLC, Senior Secured Notes	4.125%	4/15/26	800,000		824,064	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	260,000		280,339	(a)
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.550%)	2.578%	7/16/35	853,000	GBP	936,832	(b)(c)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	680,000		724,057	(a)
MGM China Holdings Ltd., Senior Notes	4.750%	2/1/27	870,000		884,137	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	750,000		909,472	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	520,000		611,416	(a)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	280,000	GBP	391,618	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	560,000		563,500	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	860,000	GBP	1,126,306	(b)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	930,000		964,294	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,030,000		1,063,166	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	200,000		235,500	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	320,000		324,096	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,460,000		1,445,670	(a)
Wyndham Hotels & Resorts Inc., Senior Notes	4.375%	8/15/28	140,000		141,873	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	780,000		816,796	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,340,000		1,375,878	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	600,000		651,180	(a)

Total Hotels, Restaurants & Leisure					16,748,326

Household Durables - 0.3%
TopBuild Corp., Senior Notes	3.625%	3/15/29	440,000		435,600	(a)

Internet & Direct Marketing Retail - 1.0%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	1,580,000		1,507,194

Specialty Retail - 1.1%
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	280,000		311,311	(a)

See Notes to Schedule of Investments.

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WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - (continued)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	310,000		$319,881	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000		270,925	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes	4.750%	2/15/28	250,000		255,990	(a)
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	130,000	EUR	144,519	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	360,000	EUR	400,272	(a)

Total Specialty Retail					1,702,898

Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	880,000		944,900	(a)

TOTAL CONSUMER DISCRETIONARY					29,738,568

CONSUMER STAPLES - 1.9%
Beverages - 0.2%
Primo Water Holdings Inc., Senior Notes	3.875%	10/31/28	190,000	EUR	227,521	(a)

Food Products - 1.7%
Kraft Heinz Foods Co., Senior Notes	3.875%	5/15/27	770,000		839,266
Kraft Heinz Foods Co., Senior Notes	4.625%	1/30/29	300,000		337,026
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	70,000		77,158
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	560,000		783,866	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	190,000		220,219
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	470,000		474,709	(a)

Total Food Products					2,732,244

Household Products - 0.0%††
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	15,000		15,488

TOTAL CONSUMER STAPLES					2,975,253

ENERGY - 11.2%
Oil, Gas & Consumable Fuels - 11.2%
Apache Corp., Senior Notes	5.100%	9/1/40	250,000		244,844
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	520,000		561,389	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	655,000		674,650	(a)

See Notes to Schedule of Investments.

4	Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	220,000	$228,754	(a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	380,000	387,125	(a)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	60,000	62,566	(a)
Chesapeake Energy Corp., Senior Notes	5.875%	2/1/29	70,000	74,331	(a)
EnLink Midstream LLC, Senior Notes	5.625%	1/15/28	220,000	213,148	(a)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	160,000	172,400	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	150,000	163,300	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,820,000	1,859,812
EQT Corp., Senior Notes	5.000%	1/15/29	460,000	493,350
MEG Energy Corp., Senior Notes	7.125%	2/1/27	220,000	230,863	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	270,000	271,350	(a)
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	270,000	303,831
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	500,000	553,038
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	2,550,000	2,787,048
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000	372,898
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	2,050,000	1,953,332
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,000,000	909,005
Range Resources Corp., Senior Notes	5.000%	3/15/23	441,000	448,993
Range Resources Corp., Senior Notes	4.875%	5/15/25	560,000	555,240
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	490,000	513,888
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	200,000	207,876
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	70,000	76,243
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,110,000	960,982	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	480,000	514,109	(a)
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	620,000	655,089
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	400,000	419,000
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	30,000	32,616
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	90,000	89,021

See Notes to Schedule of Investments.

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WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
YPF SA, Senior Notes	8.500%	7/28/25	200,000		$140,281	(a)
YPF SA, Senior Notes	6.950%	7/21/27	690,000		419,320	(a)
YPF SA, Senior Secured Notes, Step bond (4.000% to 1/1/23 then 9.000%)	4.000%	2/12/26	419,400		342,568	(a)

TOTAL ENERGY					17,892,260

FINANCIALS - 7.5%
Banks - 5.0%
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,340,000		2,413,230	(a)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	400,000		438,900	(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	700,000		764,961	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	620,000		695,330	(a)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	490,000		502,725	(c)(d)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	160,000		179,621
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	660,000	GBP	955,147	(b)(c)(d)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	550,000		550,308	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	560,000		550,084	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	750,000		884,483	(a)(c)

Total Banks					7,934,789

Capital Markets - 1.0%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	500,000		542,747	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	450,000		476,937	(a)(c)(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	540,000		593,506	(a)(c)(d)

Total Capital Markets					1,613,190

Consumer Finance - 0.1%
Navient Corp., Senior Notes	6.750%	6/15/26	210,000		228,034

See Notes to Schedule of Investments.

6	Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 1.1%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,562,198		$1,500,101	(a)(e)
LHC3 PLC, Senior Secured Notes (4.125% Cash or 4.875% PIK)	4.125%	8/15/24	220,000	EUR	262,380	(a)(e)

Total Diversified Financial Services					1,762,481

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	465,000		459,187	(a)

TOTAL FINANCIALS					11,997,681

HEALTH CARE - 6.7%
Health Care Providers & Services - 1.2%
Centene Corp., Senior Notes	5.375%	6/1/26	550,000		575,822	(a)
HCA Inc., Senior Notes	5.375%	9/1/26	270,000		304,931
HCA Inc., Senior Notes	5.625%	9/1/28	130,000		149,731
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	200,000		213,000	(a)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	450,000		486,488	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.625%	6/15/28	160,000		164,197	(a)

Total Health Care Providers & Services					1,894,169

Pharmaceuticals - 5.5%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	270,000		299,511	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.750%	8/15/27	450,000		485,156	(a)
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	560,000		582,411	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/30/28	360,000	GBP	502,562	(a)(f)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	500,000		505,000	(a)
Teva Pharmaceutical Finance Netherlands II BV, Senior Notes	1.125%	10/15/24	360,000	EUR	401,313	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	6,320,000		6,051,400

Total Pharmaceuticals					8,827,353

TOTAL HEALTH CARE					10,721,522

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report	7

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.2%
BWX Technologies Inc., Senior Notes	4.125%	6/30/28	840,000	$853,125	(a)
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	960,000	1,046,400	(a)

Total Aerospace & Defense				1,899,525

Airlines - 5.1%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	280,000	291,743	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	270,000	287,523	(a)
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	70,000	70,000
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	190,000	192,152
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	270,000	275,952
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	30,000	30,018
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	590,000	690,581
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,300,000	1,498,622	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	600,000	638,310	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	570,000	625,575	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,730,000	1,959,078	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	1,330,000	1,354,937
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	180,000	183,038

Total Airlines				8,097,529

Building Products - 0.1%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	200,000	204,545	(b)

Commercial Services & Supplies - 0.7%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	160,000	143,000
GFL Environmental Inc., Senior Secured Notes	3.750%	8/1/25	640,000	650,800	(a)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	350,000	369,285	(a)

Total Commercial Services & Supplies				1,163,085

Electrical Equipment - 0.9%
Sensata Technologies BV, Senior Notes	4.000%	4/15/29	530,000	540,549	(a)(f)
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	810,000	849,994	(a)

Total Electrical Equipment				1,390,543

See Notes to Schedule of Investments.

8	Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Machinery - 1.1%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	710,000		$705,119	(a)
Clark Equipment Co., Senior Secured Notes	5.875%	6/1/25	420,000		445,463	(a)
Vertical Midco GmbH, Senior Secured Notes	4.375%	7/15/27	420,000	EUR	518,441	(a)

Total Machinery					1,669,023

Trading Companies & Distributors - 1.3%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	780,000		818,513	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,290,000		1,256,137	(a)

Total Trading Companies & Distributors					2,074,650

TOTAL INDUSTRIALS					16,498,900

INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.2%
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	346,000		353,404	(a)

IT Services - 0.3%
CDW LLC/CDW Finance Corp., Senior Notes	3.250%	2/15/29	370,000		365,837
IPD 3 BV, Senior Secured Notes	5.500%	12/1/25	100,000	EUR	121,434	(a)

Total IT Services					487,271

Software - 0.8%
Crowdstrike Holdings Inc., Senior Notes	3.000%	2/15/29	340,000		332,843
Fair Isaac Corp., Senior Notes	4.000%	6/15/28	510,000		523,987	(a)
Open Text Corp., Senior Notes	3.875%	2/15/28	170,000		171,428	(a)
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	300,000		304,659	(a)

Total Software					1,332,917

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	220,000		226,683	(a)

TOTAL INFORMATION TECHNOLOGY					2,400,275

MATERIALS - 5.6%
Chemicals - 1.6%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	500,000		514,555	(a)
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	130,000	EUR	155,202	(a)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report	9

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Chemicals - (continued)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	3.375%	1/15/26	1,140,000	$1,141,425	(a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	760,000	746,700

Total Chemicals				2,557,882

Construction Materials - 0.8%
Cemex SAB de CV, Senior Secured Notes	7.375%	6/5/27	730,000	827,637	(a)
SRM Escrow Issuer LLC, Senior Secured Notes	6.000%	11/1/28	370,000	388,454	(a)

Total Construction Materials				1,216,091

Containers & Packaging - 2.6%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	600,000	630,750	(a)(e)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,380,000	1,423,470	(a)
Ball Corp., Senior Notes	2.875%	8/15/30	1,400,000	1,350,300
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	110,000	115,707	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	570,000	638,400

Total Containers & Packaging				4,158,627

Metals & Mining - 0.6%
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	600,000	644,250	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	270,000	281,699

Total Metals & Mining				925,949

TOTAL MATERIALS				8,858,549

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	590,000	576,625
Service Properties Trust, Senior Notes	5.500%	12/15/27	310,000	328,164

TOTAL REAL ESTATE				904,789

UTILITIES - 0.8%
Electric Utilities - 0.1%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	230,000	187,910	(a)

Independent Power and Renewable Electricity Producers - 0.7%
Cikarang Listrindo Tbk PT, Senior Notes	4.950%	9/14/26	350,000	358,767	(a)
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	770,000	804,504	(a)

Total Independent Power and Renewable Electricity Producers				1,163,271

TOTAL UTILITIES				1,351,181

TOTAL CORPORATE BONDS & NOTES (Cost - $115,567,387)				122,051,516

See Notes to Schedule of Investments.

10	Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 14.6%
Angola - 0.2%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	400,000		$384,940	(a)

Argentina - 1.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	193,002		69,577
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	523,917		176,324
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 1.125%)	0.125%	7/9/35	2,309,180		693,932
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	910,000		350,350	*(a)(g)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	890,000		344,875	*(a)(g)
Provincia de Cordoba, Senior Notes, Step bond (3.000% to 6/1/21, 5.000% to 6/1/22 then 6.990%)	3.000%	6/1/27	390,000		232,050	(a)

Total Argentina					1,867,108

Bahrain - 0.3%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	510,000		477,806	(a)

Brazil - 1.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	525,000	BRL	98,240
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	867,000	BRL	162,606
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	246,000	BRL	45,906
Brazilian Government International Bond, Senior Notes	3.875%	6/12/30	1,650,000		1,603,569

Total Brazil					1,910,321

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000		339,503	(a)

Dominican Republic - 0.9%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	800,000		810,000	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000		665,250	(a)

Total Dominican Republic					1,475,250

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report	11

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ecuador - 0.2%
Ecuador Government International Bond, Senior Notes, Step bond (0.500% to 7/31/21 then 1.000%)	0.500%	7/31/35	800,000		$368,000	(a)

Egypt - 0.6%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	240,000		247,009	(b)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	670,000		715,034	(a)

Total Egypt					962,043

El Salvador - 0.2%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	300,000		297,825	(a)

Ghana - 0.7%
Ghana Government International Bond	10.750%	10/14/30	290,000		362,293	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	730,000		707,608	(a)

Total Ghana					1,069,901

Guatemala - 0.4%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	620,000		665,607	(a)

Indonesia - 1.1%
Indonesia Government International Bond, Senior Notes	1.850%	3/12/31	630,000		605,971
Indonesia Treasury Bond	8.250%	7/15/21	2,465,000,000	IDR	172,048
Indonesia Treasury Bond	7.000%	5/15/22	13,269,000,000	IDR	946,370

Total Indonesia					1,724,389

Ivory Coast - 0.2%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	200,000		205,010	(a)
Ivory Coast Government International Bond, Senior Notes, Step bond	5.750%	12/31/32	141,389		141,806	(b)

Total Ivory Coast					346,816

Jamaica - 0.3%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	400,000		470,000

Jordan - 0.2%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	250,000		267,285	(a)

See Notes to Schedule of Investments.

12	Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Kenya - 0.2%
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	300,000		$317,161	(a)

Nigeria - 0.3%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000		268,892	(b)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000		206,551	(a)

Total Nigeria					475,443

Oman - 0.5%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	800,000		829,000	(a)

Panama - 0.7%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,100,000		1,048,311

Paraguay - 0.8%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	770,000		872,803	(a)
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	350,000		337,750	(a)

Total Paraguay					1,210,553

Russia - 1.0%
Russian Federal Bond - OFZ	8.150%	2/3/27	34,070,000	RUB	482,811
Russian Federal Bond - OFZ	7.050%	1/19/28	88,573,000	RUB	1,185,960

Total Russia					1,668,771

Senegal - 0.3%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	450,000		450,371	(a)

South Africa - 0.7%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	800,000		842,440
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	380,000		350,862

Total South Africa					1,193,302

Turkey - 1.5%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	1,920,000		1,749,126
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	700,000		647,731

Total Turkey					2,396,857

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report	13

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Ukraine - 0.7%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	250,000	$270,871	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/26	200,000	217,420	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	600,000	605,083	(a)

Total Ukraine				1,093,374

TOTAL SOVEREIGN BONDS (Cost - $24,329,373)				23,309,937

SENIOR LOANS - 1.8%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.3%
Royal Caribbean Cruises Ltd., First Lien Term Loan A	—	4/5/22	440,000	418,550	(h)

Specialty Retail - 0.3%
PetSmart LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	2/12/28	470,000	469,804	(c)(i)(j)

TOTAL CONSUMER DISCRETIONARY				888,354

INDUSTRIALS - 0.8%
Airlines - 0.8%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	380,000	399,665	(c)(i)(j)
JetBlue Airways Corp., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/17/24	404,250	414,693	(c)(i)(j)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	470,000	500,321	(c)(i)(j)

TOTAL INDUSTRIALS				1,314,679

MATERIALS - 0.4%
Chemicals - 0.4%
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	600,000	598,650	(c)(i)(j)

TOTAL SENIOR LOANS (Cost - $2,726,848)				2,801,683

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.3%
U.S. Government Obligations - 1.3%
U.S. Treasury Notes	0.500%	5/31/27	650,000	621,423
U.S. Treasury Notes	0.375%	7/31/27	700,000	661,377

See Notes to Schedule of Investments.

14	Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	0.625%	5/15/30	250,000	$227,559
U.S. Treasury Notes	0.625%	8/15/30	550,000	498,523

Total U.S. Government & Agency Obligations (Cost - $2,131,210)				2,008,882

CONVERTIBLE BONDS & NOTES - 0.8%
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
DISH Network Corp., Senior Notes (Cost - $1,258,316)	3.375%	8/15/26	1,320,000	1,272,216

ASSET-BACKED SECURITIES - 0.4%
Magnetite XII Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%) (Cost - $590,652)	5.921%	10/15/31	600,000	595,864	(a)(c)

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Targa Resources Corp., Non Voting Shares (Cost - $399,000)	9.500%		380	403,198	(f)

COMMON STOCKS - 0.0%††
CONSUMER DISCRETIONARY - 0.0%††
Specialty Retail - 0.0%††
Party City Holdings Inc.			12,846	74,506	*

ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)			17,554	10,377	*(k)(l)
KCAD Holdings I Ltd.			75,024,286	0	*(k)(l)(m)

TOTAL ENERGY				10,377

TOTAL COMMON STOCKS (Cost - $1,648,792)				84,883

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $148,651,578)				152,528,179

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report	15

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $2,820,696)	0.010%	2,820,696	$2,820,696	(n)

TOTAL INVESTMENTS - 97.5% (Cost - $151,472,274)			155,348,875
Other Assets in Excess of Liabilities - 2.5%			3,930,508

TOTAL NET ASSETS - 100.0%			$159,279,383

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on this security is currently in default as of March 31, 2021.

(h)	All or a portion of this loan is unfunded as of March 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(l)	Security is valued using significant unobservable inputs (Note 1).

(m)	Value is less than $1.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2021, the total market value of investments in Affiliated Companies was $2,820,696 and the cost was $2,820,696 (Note 2).

See Notes to Schedule of Investments.

16	Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

At March 31, 2021, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro	27	6/21	$4,022,625	$3,962,925	$59,700

At March 31, 2021, the Portfolio had the following open forward foreign currency contracts:

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)
MXN	495,546	USD	24,559	Citibank N.A.	4/19/21	$(365)
USD	3,079,502	GBP	2,268,553	Citibank N.A.	4/19/21	(48,124)
EUR	1,091,829	USD	1,342,693	Goldman Sachs Group Inc.	4/19/21	(61,801)
USD	145,137	EUR	120,000	Goldman Sachs Group Inc.	4/19/21	4,357
USD	189,310	GBP	140,000	Goldman Sachs Group Inc.	4/19/21	(3,706)
USD	233,291	GBP	170,000	Goldman Sachs Group Inc.	4/19/21	(1,085)

Total						$(110,724)

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

18

Notes to Schedule of Investments (unaudited) (continued)

When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

19

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$122,051,516	—	$122,051,516
Sovereign Bonds	—	23,309,937	—	23,309,937
Senior Loans	—	2,801,683	—	2,801,683
U.S. Government & Agency Obligations	—	2,008,882	—	2,008,882
Convertible Bonds & Notes	—	1,272,216	—	1,272,216
Asset-Backed Securities	—	595,864	—	595,864
Convertible Preferred Stocks	—	403,198	—	403,198
Common Stocks:
Consumer Discretionary	$74,506	—	—	74,506
Energy	—	—	$10,377	10,377

Total Long-Term Investments	74,506	152,443,296	10,377	152,528,179

Short-Term Investments†	2,820,696	—	—	2,820,696

Total Investments	$2,895,202	$152,443,296	$10,377	$155,348,875

Other Financial Instruments:
Futures Contracts	$59,700	—	—	$59,700
Forward Foreign Currency Contracts	—	$4,357	—	4,357

Total Other Financial Instruments	$59,700	$4,357	—	$64,057

Total	$2,954,902	$152,447,653	$10,377	$155,412,932

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$115,081	—	$115,081

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company

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Notes to Schedule of Investments (unaudited) (continued)

for all or some portion of the period ended March 31, 2021. The following transactions were effected in such company for the period ended March 31, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$670,225	$21,118,547	21,118,547	$18,968,076	18,968,076

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$39	—	$2,820,696

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